CONVERTIBLE NOTES PAYABLE (Details Narrative)																						3 Months Ended		12 Months Ended
	Feb. 20, 2026 USD ($) shares	Jan. 30, 2026 USD ($)	Dec. 30, 2025 USD ($) Integer	Oct. 31, 2025 USD ($) Integer $ / shares	Oct. 16, 2025 USD ($) Integer $ / shares	Jul. 31, 2025 USD ($)	Jul. 25, 2025 USD ($) shares	Jul. 23, 2025 USD ($) shares	Jul. 17, 2025 USD ($) $ / shares shares	Jul. 16, 2025 USD ($) shares	Jul. 10, 2025 USD ($) shares	Jun. 30, 2025 shares	Jun. 11, 2025 USD ($) shares	May 29, 2025 USD ($) shares	May 01, 2025 USD ($) Integer $ / shares	Apr. 28, 2025 USD ($) $ / shares shares	Jan. 27, 2025	Dec. 12, 2024 $ / shares	Dec. 01, 2024 USD ($)	Oct. 23, 2024 USD ($)	Apr. 11, 2024 shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 13, 2024 USD ($) $ / shares
Debt description																								The Note was convertible at the election of the Investor into shares of Common Stock at any time following the earlier of the effective date of the registration statement described above or one year following the Purchase Price Date, at a conversion price equal to 90% multiplied by the lowest daily volume-weighted average price during the five trading days preceding conversion, and provided that (i) the Investor may not convert the Note into shares of Common Stock to the extent that such conversion would result in the Investor’s beneficial ownership of Common Stock being in excess of 4.99% (or 9.99% if the Company’s market capitalization is less than $10 million), and provided that (ii) the Note is not convertible into a total cumulative number of shares of Common Stock in excess of the number of shares of Common Stock permitted by Nasdaq Listing Rule 5635 (the “Exchange Cap”).
Aggregate principal amount																								$ 0	$ 2,890,000
Debt discount costs																								290,000
Debt discount interest expense																								9,543
Remaining debt discount balance amount																							$ 156,399	0	280,457
Amortization of debt discount																						$ 450,366	124,058	2,199,320	94,168
Debt discount																									9,543
Loss on extinguishment of debt																								598,324
Shares issued price per share | $ / shares																$ 1.15
Shares issued for financing incentive																$ 1,437,500
Interest expense																								1,437,375	35,000
Shares issued for conversion of note payable																								3,750,000
Interest expense																								0	14,450
Convertible promissory note	$ 325,000																					$ 0		$ 325,000	$ 325,000
Debt instrument periodic payment																			$ 25,000
Additional issuer rate																			50.00%					50.00%
Capital price raise in excess amount																			$ 1,000,000
Common stock, par value | $ / shares																						$ 0.0001		$ 0.0001	$ 0.0001
Volume weighted average price																						90.00%		90.00%
Common stock, shares issued | shares																						51,409,476		42,567,644	12,455,252
Consulting services																						$ 3,825,960	58,125	$ 772,067	$ 6,125
Loss on settlement of debt																								161,978
Convertible notes payable																								0	0
Accrued interest																								0	0
Shares issued | shares	776,759
Shares issued on conversion	$ 383,719																					383,719		547,151
Loss of settlement of debt	$ 58,719								$ 161,978													(6,929)		(760,302)
Convertible Promissory Note One [Member]
Remaining debt discount balance amount																						161,637		235,109
Amortization of debt discount																						73,471		62,043
Convertible notes payable																						400,000		400,000	0
Accrued interest																						12,989		5,989	0
Convertible Promissory Note Two [Member]
Remaining debt discount balance amount																						146,291		208,104
Amortization of debt discount																						61,813		41,896
Convertible notes payable																						250,000		250,000	0
Accrued interest																						0		0
Convertible Promissory Note Three [Member]
Aggregate principal amount		$ 110,000
Remaining debt discount balance amount																								9,945
Amortization of debt discount																						9,945		55
Aggregate principal amount		127,287
Convertible notes payable																						0		110,000	0
Accrued interest																						$ 0		$ 43	0
Early Repayment of Senior Debt		$ 17,287
Measurement Input, Price Volatility [Member]
Debt instrument, measurement input				92.98
Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input				3.71
Measurement Input, Expected Term [Member]
Debt instrument, measurement input				5.00
Common Class A [Member]
Sale of stock, shares | shares																						2,200,000		2,200,000
Sale of stock, value																						$ 69,282
Shares issued price per share | $ / shares																								$ 0.4601
Shares issued for conversion of note payable, shares | shares																					50,000
Common stock, shares issued | shares																						12,455,252		12,455,252
Loeb and Loeb LLP [Member]
Convertible promissory note																										$ 325,000
Convertible Promissory Note [Member]
Amortization of debt discount			$ 10,000	$ 250,000	$ 297,151
Debt discount					297,151
Aggregate principal amount			$ 110,000	$ 250,000	$ 400,000										$ 500,000
Bears interest rate percentage			7.00%		7.00%										15.00%
Conversion price percentage			0.80	0.80	0.80										0.90
Conversion price discount percentage			20.00%	20.00%	20.00%										10.00%
Convertible trading days | Integer			5	5	5										5
Maturity date			Dec. 29, 2026	Oct. 30, 2026	Oct. 16, 2026
Issuance of warrants				$ 777,956	$ 297,151
Cash received			$ 100,000
Convertible Promissory Note [Member] | Measurement Input, Price Volatility [Member]
Debt instrument, measurement input				0.9298	0.9323
Convertible Promissory Note [Member] | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input				0.0371	0.0355
Convertible Promissory Note [Member] | Measurement Input, Expected Term [Member]
Debt instrument, measurement input				0.0500	0.0500
Convertible Notes Payable | Measurement Input, Price Volatility [Member]
Debt instrument, measurement input					93.23
Convertible Notes Payable | Measurement Input, Risk Free Interest Rate [Member]
Debt instrument, measurement input					3.55
Convertible Notes Payable | Measurement Input, Expected Term [Member]
Debt instrument, measurement input					5.00
Investor [Member]
Sale of stock, shares | shares							1,250,000									1,250,000
Sale of stock, value							$ 125
Conversion shares | shares																3,000,000
Converted amount								$ 2,545,500		$ 150,000	$ 162,500		$ 125,000	$ 767,000
Converted shares | shares								2,036,400		120,000	130,000		100,000	613,600
Balance due								$ 11,312
Streeterville Capital LLC [Member]
Conversions of debt						$ 11,312
Remaining debt discount balance amount																$ 1,437,375
Accrued interest								$ 2,545,500		$ 150,000	$ 162,500		$ 125,000	$ 767,000
Streeterville Capital LLC [Member] | Common Class A [Member]
Shares issued for financing incentive																$ 125
Common stock, shares issued | shares								2,036,400		120,000	130,000		100,000	613,600		1,250,000
Streeterville Capital LLC [Member]
Investors beneficial ownership percentage																9.99%
Common Stock [Member]
Conversion shares | shares												26,079,868
Shares issued for financing incentive, shares | shares																1,250,000
Shares issued for conversion of note payable, shares | shares																								3,000,000
Shares issued for conversion of note payable																								$ 300
Consulting services																						$ 523	$ 2	89	$ 25
Shares issued | shares																						776,759
Shares issued on conversion																						$ 78
Common Stock [Member] | Common Class A [Member]
Common stock, par value | $ / shares																						$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued | shares																						51,409,476		42,567,644	12,455,252
Warrant [Member]
Issuance of warrants					$ 297,151
Warrant [Member] | Convertible Promissory Note [Member]
Aggregate principal amount				$ 1,000,000	$ 363,636
Issuance of warrants				$ 250,000
Third-party Lender [Member] | Common Class A [Member]
Partial settlement of promissory note									$ 500,000
Common stock, shares issued | shares									138,000
Noteholder [Member] | Common Class A [Member]
Shares issued price per share | $ / shares									$ 1.29
Common stock, shares issued | shares									138,000
Accrued interest									$ 16,042
Consulting services									$ 178,020
Streeterville Capital LLC [Member]
Floor price | $ / shares																$ 1.25
Debt prepayment percentage																20.00%
Outstanding balance debt amount																$ 3,597,502
Aggregate principal amount																$ 582,000
Sale of stock, shares | shares																1,250,000
Sale of stock, value																$ 125
Shares issued for financing incentive																1,437,375
Securities Purchase Agreement [Member] | Investor [Member]
Reverse stock for issuance | shares																								100,000
Securities Purchase Agreement [Member] | Investor [Member] | Common Stock [Member]
Reverse stock for issuance | shares																								7,500,000
Securities Purchase Agreement [Member] | Streeterville Capital LLC [Member]
Aggregate principal amount																				$ 2,890,000
Conversions of debt																				$ 260,000
Agreement description																				The SPA grants the Investor (i) the right to fund up to an additional $5,000,000 to the Company, with the Company’s consent, through the date that is six months following repayment of the Note in full (the “Reinvestment Right”), and (ii) the exclusive right, on customary market terms, to enter into an equity line of credit or other similar financing arrangement with the Company for at least $20,000,000, through the date that is one year following the Purchase Price Date (defined below).
Debt description																				The Note matured 18 months following the date the purchase price is delivered to the Company (the “Purchase Price Date”), accrued interest of 10% per annum, was prepayable (after providing five trading days’ notice) at a 20% premium to the then-outstanding balance of the Note, and was convertible into Class A common stock (“Common Stock”) of the Company as described below.
Securities Purchase Agreement [Member] | Streeterville Capital LLC [Member] | Investor [Member]
Aggregate principal amount																				$ 30,000
Amended Securities Purchase Agreement [Member]
Debt instrument convertible terms of conversion feature																		Pursuant to the Amended SPA, the Note was not convertible below a floor price of $4.00/share, but if the closing bid price of the Company’s common stock is less than the floor price for ten consecutive trading days, the Company is required to begin making monthly payments under the Note on the date that is 90 days following the original funding date.
Floor price | $ / shares																		$ 4.00								$ 4.00
Debt discount																$ 156,399
Amended Securities Purchase Agreement [Member] | Convertible Promissory Note [Member]
Floor price | $ / shares															$ 1.25
Exercise share | $ / shares				$ 1.00	$ 1.10
Amended Securities Purchase Agreement [Member] | Investor [Member]
Debt description																	the Note providing that (i) the Company was not required to begin making monthly payments under the Note until May 16, 2025, (ii) the monthly payments will equal $485,000 plus all accrued but unpaid interest, multiplied by 120%, and (iii) the Company would pay to the Investor 50% of all proceeds received by the Company from any equity line of credit or similar arrangement within one trading day of receipt by the Company.